Annual Fund Operating Expenses - Retail - Vanguard New Jersey Long-Term Tax-Exempt Fund	Mar. 29, 2021
Investor Shares
Operating Expenses:
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%
Admiral Shares
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%